UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: August 31, 2015

*	This Form N-Q pertains only to the following series of the Registrant with a fiscal year of 5/31: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. This Form N-Q does not pertain to the MFS Blended Research Growth Equity Fund, the MFS Blended Research Small Cap Equity Fund and the MFS Blended Research Value Equity Fund because these series did not commence investment operations during the period. The remaining series of the Registrant have a fiscal year end other than 5/31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2015

MFS® ABSOLUTE RETURN FUND

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 97.5%
Asset-Backed & Securitized - 14.4%
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.471%, 10/10/17	$211,196	$211,109
AmeriCredit Automobile Receivables Trust, 2015-1, “A2A”, 0.77%, 4/09/18	421,121	420,882
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/19	590,000	590,415
ARI Fleet Lease Trust, “A”, FRN, 0.498%, 1/15/21 (n)	128,594	128,391
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (n)	345,176	345,009
Babson Ltd., CLO, “A1”, FRN, 0.512%, 1/18/21 (z)	228,121	225,573
BMW Vehicle Lease Trust, “A2”, 0.45%, 3/21/16	56,666	56,657
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.523%, 2/21/17	795,217	795,277
Carmax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/18	844,046	843,623
Cent CDO XI Ltd., “A1”, FRN, 0.555%, 4/25/19 (n)	322,249	315,961
Chesapeake Funding LLC, “A”, FRN, 0.943%, 11/07/23 (n)	51,732	51,732
Chesapeake Funding LLC, “A”, FRN, 0.644%, 1/07/25 (n)	476,629	476,818
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.699%, 2/07/27 (n)	880,000	879,658
Chrysler Capital Auto Receivables Trust, 2015-AA, “A2”, 0.81%, 11/15/17 (n)	1,100,000	1,099,391
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	430,000	444,641
CNH Equipment Trust, “A2”, 0.63%, 12/15/17	672,635	672,098
CNH Wholesale Master Note Trust, “A”, FRN, 0.798%, 8/15/19 (n)	772,000	770,380
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/23 (z)	742,000	741,965
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.147%, 9/15/39	220,494	233,024
CWCapital Cobalt Ltd., “A4”, FRN, 5.959%, 5/15/46	306,289	325,689
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	473,505	473,440
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	503,157	502,137
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/19 (n)	365,545	365,724
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/19 (n)	612,123	611,839
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	227,000	228,864
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	843,000	849,818
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.598%, 1/15/20	1,000,000	995,900
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.583%, 7/20/19	960,000	955,699
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	759,979	759,620
Go Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/18 (n)	477,343	476,913
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.508%, 6/17/21 (z)	548,048	545,018
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.741%, 12/10/27 (n)	690,194	689,315
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 6/15/17	450,000	449,806
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (n)	1,040,000	1,040,361
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	408,110	425,664
Kingsland III Ltd., “A1”, CDO, FRN, 0.544%, 8/24/21 (n)	159,502	158,478
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.67%, 5/15/21 (z)	315,320	314,172
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (n)	151,636	151,437
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17 (n)	700,000	699,452
Mercedes-Benz Auto Lease Trust, 2015-A, “A2B”, FRN, 0.518%, 2/15/17	607,519	607,367
Motor PLC, 2014-1A, “A1”, FRN, 0.679%, 8/25/21 (n)	279,573	279,710
Motor PLC, 2015-1A, “A1”, FRN, 0.799%, 6/25/22 (n)	913,000	912,481
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19 (z)	1,000,000	1,002,087
Nissan Master Owner Trust Receivables 2013, “A”, FRN, 0.498%, 2/15/18	760,000	759,557
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 0.598%, 1/15/20	370,000	370,027
Santander Drive Auto Receivable Trust, “A2”, 0.66%, 6/15/17	7,531	7,530
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	563,341	562,543
Suntrust Auto Receivables Trust, 0.99%, 6/15/18 (n)	840,000	837,887
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/17	480,000	479,427
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 1.57%, 5/17/32 (n)	330,000	326,313
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.413%, 10/20/16	262,863	261,998
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.553%, 7/22/19 (n)	1,500,000	1,492,176

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Volvo Financial Equipment LLC, 2014-1A, “A2”, 0.54%, 11/15/16 (n)	$315,909	$315,814
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	252,547	252,042
Wheels SPV LLC, 2015-1A, “A2”, 1.27%, 4/22/24 (n)	1,120,000	1,116,544

		$29,905,453
Automotive - 5.7%
American Honda Finance Corp., 1.6%, 7/13/18	$800,000	$798,294
American Honda Finance Corp., FRN, 0.707%, 5/26/16 (n)	200,000	200,430
American Honda Finance Corp., FRN, 0.784%, 10/07/16	200,000	200,680
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	1,100,000	1,099,263
Daimler Finance North America LLC, 1.65%, 5/18/18 (n)	1,100,000	1,089,100
Daimler Finance North America LLC, FRN, 0.98%, 8/01/16 (n)	160,000	160,319
Daimler Finance North America LLC, FRN, 0.584%, 3/02/17 (n)	860,000	856,169
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	200,000	203,418
Ford Motor Credit Co. LLC, FRN, 0.799%, 9/08/17	1,000,000	988,893
Ford Motor Credit Co. LLC, FRN, 1.223%, 1/09/18	280,000	279,399
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (n)	420,000	426,641
Hyundai Capital America, 1.625%, 10/02/15 (n)	700,000	700,042
Hyundai Capital America, 2%, 3/19/18 (n)	875,000	870,348
Nissan Motor Acceptance Corp., FRN, 0.981%, 9/26/16 (n)	420,000	421,530
Nissan Motor Acceptance Corp., FRN, 0.832%, 3/03/17 (n)	550,000	550,736
Toyota Motor Credit Corp., FRN, 0.678%, 1/17/19	850,000	845,674
Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (n)	790,000	783,665
Volkswagen Group of America Finance LLC, FRN, 0.699%, 5/23/17 (n)	830,000	828,240
Volkswagen Group of America Finance LLC, FRN, 0.773%, 11/20/17 (n)	250,000	249,236
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	310,000	309,605

		$11,861,682
Banks & Diversified Financials (Covered Bonds) - 1.4%
Australia & New Zealand Banking Group, FRN, 0.893%, 10/06/15 (n)	$250,000	$250,110
Commonwealth Bank of Australia, 0.75%, 1/15/16 (n)	710,000	710,196
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/17 (n)	600,000	601,602
DnB Nor Boligkreditt A.S., 2.1%, 10/14/15 (n)	500,000	500,803
Norddeutsche Landesbank, 0.875%, 10/16/15 (n)	400,000	400,128
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	400,000	405,404

		$2,868,243
Broadcasting - 0.3%
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	$203,000	$201,930
Walt Disney Co., 0.45%, 12/01/15	490,000	490,059

		$691,989
Brokerage & Asset Managers - 0.2%
Franklin Resources, Inc., 1.375%, 9/15/17	$97,000	$96,924
NYSE Euronext, 2%, 10/05/17	412,000	416,396

		$513,320
Business Services - 0.5%
Cisco Systems, Inc., FRN, 0.562%, 3/03/17	$1,000,000	$1,000,448

Cable TV - 0.2%
NBCUniversal Enterprise Co., FRN, 0.826%, 4/15/16 (n)	$500,000	$500,807

Chemicals - 1.5%
CF Industries, Inc., 6.875%, 5/01/18	$846,000	$941,952
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/18 (n)	1,000,000	994,620

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Dow Chemical Co., 8.55%, 5/15/19	$840,000	$1,014,626
LyondellBasell Industries N.V., 5%, 4/15/19	210,000	227,063

		$3,178,261
Computer Software - Systems - 0.2%
Apple, Inc., FRN, 0.55%, 5/03/18	$500,000	$499,818

Conglomerates - 0.9%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$288,000	$288,883
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	841,000	850,535
General Electric Co., 0.85%, 10/09/15	200,000	200,072
Pentair Finance S.A., 1.35%, 12/01/15	600,000	600,899

		$1,940,389
Consumer Products - 0.9%
Mattel, Inc., 1.7%, 3/15/18	$139,000	$137,727
Newell Rubbermaid, Inc., 2.05%, 12/01/17	236,000	236,190
Newell Rubbermaid, Inc., 2.875%, 12/01/19	680,000	679,615
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	910,000	909,760

		$1,963,292
Consumer Services - 0.2%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$249,000	$250,468
Western Union Co., 2.375%, 12/10/15	200,000	200,646

		$451,114
Electrical Equipment - 0.6%
Amphenol Corp., 1.55%, 9/15/17	$450,000	$449,538
Arrow Electronics, Inc., 3%, 3/01/18	141,000	143,271
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (n)	593,000	578,456

		$1,171,265
Electronics - 1.5%
Applied Materials, Inc., 2.65%, 6/15/16	$400,000	$405,272
Intel Corp., 1.35%, 12/15/17	581,000	580,153
Lam Research Corp., 2.75%, 3/15/20	311,000	307,932
Tyco Electronics Group S.A., 2.375%, 12/17/18	155,000	155,786
Tyco Electronics Group S.A., FRN, 0.494%, 1/29/16	1,200,000	1,199,218
Xilinx, Inc., 2.125%, 3/15/19	480,000	477,336

		$3,125,697
Emerging Market Quasi-Sovereign - 1.2%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$400,000	$400,088
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/19 (z)	548,000	549,715
Korea Development Bank, 1%, 1/22/16	410,000	410,116
Korea Gas Corp., 2.25%, 7/25/17 (n)	260,000	262,022
Petroleos Mexicanos, 3.125%, 1/23/19	170,000	169,575
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	627,000	620,869

		$2,412,385
Energy - Independent - 1.4%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$860,000	$930,472
Canadian Natural Resources Ltd., FRN, 0.657%, 3/30/16	480,000	478,742
ConocoPhillips Co., 1.5%, 5/15/18	1,290,000	1,283,274
Southwestern Energy Co., 7.5%, 2/01/18	260,000	281,670

		$2,974,158

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - 1.9%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$550,000	$558,280
BP Capital Markets PLC, 3.125%, 10/01/15	450,000	450,950
BP Capital Markets PLC, 0.7%, 11/06/15	297,000	297,077
BP Capital Markets PLC, 2.521%, 1/15/20	403,000	406,340
Chevron Corp., 0.889%, 6/24/16	210,000	210,454
Chevron Corp., 1.104%, 12/05/17	314,000	312,050
Shell International Finance B.V., 1.125%, 8/21/17	600,000	599,017
Shell International Finance B.V., FRN, 0.53%, 11/15/16	630,000	630,943
Total Capital International S.A., 1.5%, 2/17/17	500,000	501,852

		$3,966,963
Financial Institutions - 1.1%
General Electric Capital Corp., FRN, 0.885%, 12/11/15	$250,000	$250,400
General Electric Capital Corp., FRN, 0.884%, 1/08/16	500,000	500,754
General Electric Capital Corp., FRN, 0.516%, 1/14/16	930,000	930,379
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	340,000	344,866
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	200,000	199,475

		$2,225,874
Food & Beverages - 5.3%
Anheuser Busch InBev Finance, Inc., FRN, 2.15%, 2/01/19	$675,000	$679,220
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	300,000	300,250
Anheuser-Busch InBev S.A., 1.375%, 7/15/17	130,000	130,353
Diageo Capital PLC, 1.5%, 5/11/17	300,000	300,680
General Mills, Inc., 1.4%, 10/20/17	1,000,000	996,724
H.J. Heinz Co., 1.6%, 6/30/17 (n)	720,000	719,369
Heineken N.V., 0.8%, 10/01/15 (n)	500,000	500,028
Ingredion, Inc., 3.2%, 11/01/15	135,000	135,465
Ingredion, Inc., 1.8%, 9/25/17	167,000	166,077
J.M. Smucker Co., 1.75%, 3/15/18 (n)	250,000	249,689
Kellogg Co., 4.45%, 5/30/16	260,000	266,482
Kraft Foods Group, Inc., 6.125%, 8/23/18	900,000	999,018
Molson Coors Brewing Co., 2%, 5/01/17	405,000	407,833
PepsiCo, Inc., 2.5%, 5/10/16	365,000	369,896
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	1,160,000	1,184,083
SABMiller Holdings, Inc., 2.45%, 1/15/17 (n)	340,000	344,750
SABMiller Holdings, Inc., FRN, 0.99%, 8/01/18 (n)	930,000	925,622
Tyson Foods, Inc., 6.6%, 4/01/16	920,000	948,795
Tyson Foods, Inc., 2.65%, 8/15/19	429,000	428,224
Want Want China Finance Co., 1.875%, 5/14/18 (n)	360,000	353,815
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	423,000	423,419
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	52,000	52,532

		$10,882,324
Food & Drug Stores - 0.8%
CVS Health Corp., 1.2%, 12/05/16	$270,000	$270,087
CVS Health Corp., 1.9%, 7/20/18	800,000	802,426
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	680,000	680,742

		$1,753,255
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$442,000	$446,497

Insurance - 1.9%
American International Group, Inc., 2.3%, 7/16/19	$770,000	$767,908
MetLife Global Funding I, FRN, 0.663%, 4/10/17 (n)	710,000	709,702

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - continued
Metropolitan Life Global Funding I, 2%, 4/14/20 (n)	$900,000	$891,164
Metropolitan Life Global Funding I, 0.819%, 7/15/16 (n)	530,000	531,979
Prudential Financial, Inc., FRN, 1.1%, 8/15/18	650,000	652,553
UnumProvident Corp., 6.85%, 11/15/15 (n)	80,000	80,930
Voya Financial, Inc., 2.9%, 2/15/18	235,000	239,443

		$3,873,679
Insurance - Health - 0.3%
Aetna, Inc., 1.5%, 11/15/17	$94,000	$93,678
UnitedHealth Group, Inc., 1.45%, 7/17/17	560,000	560,264
Wellpoint, Inc., 1.25%, 9/10/15	30,000	29,987

		$683,929
Insurance - Property & Casualty - 0.6%
ACE Ltd., 2.6%, 11/23/15	$215,000	$215,821
Aon Corp., 3.5%, 9/30/15	375,000	375,692
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	600,000	603,203

		$1,194,716
International Market Quasi-Sovereign - 3.3%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	$650,000	$653,702
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	590,000	591,561
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	310,000	315,015
Electricite de France, 2.15%, 1/22/19 (n)	650,000	652,573
FMS Wertmanagement, 0.625%, 4/18/16	580,000	580,580
KfW Bankengruppe, 0.5%, 9/30/15	180,000	180,033
Kommunalbanken A.S., 1.75%, 10/05/15 (n)	150,000	150,194
Kommunalbanken A.S., 0.75%, 11/21/16 (n)	240,000	240,131
Kommunalbanken A.S., 1%, 3/15/18 (n)	190,000	189,337
Kommunalbanken A.S., FRN, 0.427%, 10/31/16 (n)	270,000	270,069
Landwirtschaftliche Rentenbank, 3.125%, 1/15/16 (n)	300,000	303,045
Municipality Finance PLC, 2.375%, 5/16/16	690,000	699,011
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	790,000	796,178
Statoil A.S.A., 7.375%, 5/01/16 (n)	400,000	417,125
Statoil A.S.A., 1.8%, 11/23/16	180,000	181,526
Statoil A.S.A., FRN, 0.61%, 5/15/18	290,000	287,808
Statoil A.S.A., FRN, 0.771%, 11/08/18	250,000	248,474

		$6,756,362
International Market Sovereign - 1.3%
Kingdom of Denmark, 0.375%, 4/25/16 (n)	$590,000	$589,912
Kingdom of Denmark, 0.875%, 3/20/17 (n)	280,000	280,993
Kingdom of Sweden, 1%, 2/27/18 (n)	640,000	639,473
Republic of Finland, 1.25%, 10/19/15 (n)	1,000,000	1,001,106
Republic of Iceland, 4.875%, 6/16/16 (n)	123,000	125,979

		$2,637,463
Internet - 0.3%
Baidu, Inc., 2.75%, 6/09/19	$328,000	$324,377
Baidu, Inc., 3%, 6/30/20	236,000	234,297

		$558,674
Local Authorities - 1.3%
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	$1,500,000	$1,499,430
Province of Ontario, 2.3%, 5/10/16	300,000	303,524

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - continued
Province of Ontario, 1.1%, 10/25/17	$900,000	$899,105

		$2,702,059
Machinery & Tools - 0.7%
John Deere Capital Corp., 1.6%, 7/13/18	$1,550,000	$1,546,692

Major Banks - 11.2%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$750,000	$777,367
ABN AMRO Bank N.V., 1.8%, 6/04/18 (n)	600,000	598,243
ABN AMRO Bank N.V., FRN, 0.689%, 6/06/16 (n)	750,000	750,054
Bank of Montreal, 1.45%, 4/09/18	1,700,000	1,682,487
Bank of Nova Scotia, FRN, 0.686%, 3/15/16	800,000	800,966
BNP Paribas, 2.7%, 8/20/18	580,000	589,970
BNP Paribas, FRN, 0.878%, 12/12/16	500,000	500,751
BNP Paribas, FRN, 0.763%, 3/17/17	10,000	10,001
Canadian Imperial Bank of Commerce, FRN, 0.807%, 7/18/16	460,000	461,250
Commonwealth Bank of Australia, FRN, 0.781%, 9/20/16 (n)	550,000	551,701
Commonwealth Bank of Australia, FRN, 0.646%, 3/13/17 (n)	240,000	240,103
Commonwealth Bank of Australia, FRN, 0.551%, 9/08/17 (n)	500,000	497,698
DBS Bank Ltd., 2.35%, 2/28/17 (n)	420,000	426,145
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	620,000	636,307
HSBC Bank PLC, 3.1%, 5/24/16 (n)	420,000	427,036
HSBC Bank PLC, FRN, 0.961%, 5/15/18 (n)	674,000	673,203
Huntington National Bank, FRN, 0.718%, 4/24/17	1,110,000	1,102,193
ING Bank N.V., 1.8%, 3/16/18 (n)	1,500,000	1,496,154
ING Bank N.V., 3.75%, 3/07/17 (n)	232,000	239,737
ING Bank N.V., FRN, 1.229%, 3/07/16 (n)	310,000	310,978
Mizuho Bank Ltd., FRN, 0.731%, 9/25/17 (n)	700,000	697,531
Nordea Bank AB, FRN, 0.774%, 5/13/16 (n)	550,000	551,013
Nordea Bank AB, FRN, 0.644%, 4/04/17 (n)	220,000	220,189
PNC Bank N.A., 1.3%, 10/03/16	330,000	330,848
PNC Bank N.A., 1.15%, 11/01/16	630,000	629,221
PNC Bank N.A., 1.5%, 10/18/17	660,000	659,786
PNC Bank N.A., 1.6%, 6/01/18	620,000	615,940
PNC Bank N.A., 2.25%, 7/02/19	650,000	647,648
PNC Bank N.A., FRN, 0.604%, 1/28/16	250,000	250,049
Royal Bank of Scotland PLC, 2.55%, 9/18/15	530,000	530,299
Royal Bank of Scotland PLC, 4.375%, 3/16/16	120,000	122,129
State Street Bank & Trust Co., FRN, 0.479%, 12/08/15	406,000	405,806
Sumitomo Mitsui Banking Corp., FRN, 0.606%, 7/11/17	800,000	795,068
Toronto-Dominion Bank, 1.75%, 7/23/18	1,000,000	996,264
Wells Fargo & Co., FRN, 0.539%, 9/08/17	900,000	894,781
Westpac Banking Corp., 0.95%, 1/12/16	410,000	410,659
Westpac Banking Corp., 2%, 8/14/17	610,000	616,945
Westpac Banking Corp., 1.55%, 5/25/18	420,000	417,307
Westpac Banking Corp., FRN, 0.663%, 5/19/17	700,000	699,136

		$23,262,963
Medical & Health Technology & Services - 1.8%
Baxter International, Inc., 1.85%, 1/15/17	$210,000	$211,031
Becton, Dickinson and Co., 1.75%, 11/08/16	150,000	150,613
Becton, Dickinson and Co., 1.45%, 5/15/17	240,000	239,054
Becton, Dickinson and Co., 1.8%, 12/15/17	680,000	679,533
Catholic Health Initiatives, 1.6%, 11/01/17	250,000	249,407
Covidien International Finance S.A., 6%, 10/15/17	231,000	252,025

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	$400,000	$399,058
McKesson Corp., 0.95%, 12/04/15	360,000	359,991
McKesson Corp., 3.25%, 3/01/16	375,000	378,960
McKesson Corp., FRN, 0.682%, 9/10/15	340,000	340,001
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	440,000	443,715

		$3,703,388
Medical Equipment - 0.4%
Medtronic, Inc., 1.5%, 3/15/18	$190,000	$189,482
Zimmer Holdings, Inc., 2%, 4/01/18	750,000	744,534

		$934,016
Metals & Mining - 1.2%
Barrick Gold Corp., 2.5%, 5/01/18	$200,000	$196,232
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	153,000	159,614
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	440,000	419,452
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	270,000	245,565
Glencore Funding LLC, 2.125%, 4/16/18 (n)	420,000	399,592
Glencore Funding LLC, FRN, 1.487%, 5/27/16 (n)	870,000	863,685
Rio Tinto Finance (USA) Ltd., FRN, 1.123%, 6/17/16	150,000	150,173

		$2,434,313
Midstream - 1.5%
Energy Transfer Partners LP, 2.5%, 6/15/18	$280,000	$278,073
EnLink Midstream Partners LP, 2.7%, 4/01/19	236,000	232,445
Enterprise Products Operating LP, 3.2%, 2/01/16	400,000	403,259
Enterprise Products Operating LP, 6.5%, 1/31/19	400,000	452,010
Kinder Morgan (Delaware), Inc., 2%, 12/01/17	340,000	336,659
ONEOK Partners LP, 3.2%, 9/15/18	450,000	451,909
TransCanada PipeLines Ltd., 1.875%, 1/12/18	195,000	195,630
TransCanada PipeLines Ltd., FRN, 0.962%, 6/30/16	660,000	659,913

		$3,009,898
Mortgage-Backed - 2.2%
Fannie Mae, 5.198%, 2/01/16	$56,750	$56,901
Fannie Mae, 1.114%, 2/25/17	360,352	361,901
Fannie Mae, 4%, 12/01/25	574,801	612,328
Fannie Mae, 3%, 4/01/30	95,898	99,641
Fannie Mae, FRN, 0.477%, 12/25/17	408,932	409,023
Fannie Mae, FRN, 0.449%, 5/25/18	469,706	469,947
Fannie Mae, TBA, 3%, 9/01/30	860,601	893,354
Freddie Mac, 1.655%, 11/25/16	197,549	198,817
Freddie Mac, 1.426%, 8/25/17	147,000	147,961
Freddie Mac, 3.5%, 8/01/26 (f)	351,800	371,245
Freddie Mac, 2.5%, 7/01/28 (f)	899,704	922,236

		$4,543,354
Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$785,000	$788,894

Natural Gas - Distribution - 0.3%
Engie, 1.625%, 10/10/17 (n)	$550,000	$550,399

Network & Telecom - 2.8%
AT&T, Inc., 0.8%, 12/01/15	$620,000	$619,903
AT&T, Inc., 2.45%, 6/30/20	90,000	89,194

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - continued
AT&T, Inc., FRN, 0.699%, 2/12/16	$70,000	$69,948
AT&T, Inc., FRN, 1.237%, 11/27/18	780,000	779,327
British Telecommunications PLC, 2.35%, 2/14/19	580,000	578,091
DIRECTV Holdings LLC, 2.4%, 3/15/17	120,000	120,787
France Telecom, 2.125%, 9/16/15	125,000	125,065
Verizon Communications, Inc., 0.7%, 11/02/15	730,000	729,966
Verizon Communications, Inc., 1.35%, 6/09/17	330,000	328,927
Verizon Communications, Inc., 6.1%, 4/15/18	543,000	597,960
Verizon Communications, Inc., FRN, 1.816%, 9/15/16	780,000	788,387
Verizon Communications, Inc., FRN, 1.053%, 6/17/19	1,030,000	1,022,355

		$5,849,910
Oil Services - 0.2%
Transocean, Inc., 5.05%, 12/15/16	$370,000	$371,018

Other Banks & Diversified Financials - 8.4%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$238,000	$245,076
American Express Centurion Bank, FRN, 0.764%, 11/13/15	250,000	250,107
American Express Credit Corp., 2.8%, 9/19/16	450,000	457,658
Banco Santander Chile, FRN, 1.186%, 4/11/17 (n)	600,000	595,284
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.782%, 2/26/16 (n)	400,000	400,204
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.891%, 9/09/16 (n)	700,000	701,195
Banque Federative du Credit Mutuel, FRN, 1.137%, 1/20/17 (n)	780,000	783,970
BNZ International Funding Ltd. London, 1.9%, 2/26/18 (n)	1,300,000	1,301,447
BPCE S.A., 1.625%, 1/26/18	660,000	660,684
Capital One Bank (USA) N.A., FRN, 0.984%, 2/05/18	850,000	848,261
Capital One Financial Corp., 2.45%, 4/24/19	240,000	237,770
Capital One Financial Corp., FRN, 0.941%, 11/06/15	320,000	320,112
Discover Bank, 3.1%, 6/04/20	424,000	423,314
Fifth Third Bancorp, 1.35%, 6/01/17	1,040,000	1,037,925
Fifth Third Bancorp, 2.3%, 3/01/19	200,000	200,024
First Republic Bank, 2.375%, 6/17/19	250,000	249,646
Groupe BPCE S.A., 2.5%, 12/10/18	500,000	506,336
Groupe BPCE S.A., FRN, 1.545%, 4/25/16	860,000	864,138
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	370,000	372,634
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	240,000	240,527
Lloyds Bank PLC, 1.75%, 5/14/18	1,200,000	1,191,916
Lloyds Bank PLC, 2.3%, 11/27/18	200,000	201,155
Macquarie Bank Ltd., 5%, 2/22/17 (n)	580,000	607,322
Macquarie Bank Ltd., FRN, 0.925%, 10/27/17 (n)	890,000	888,734
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	271,000	270,382
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/20 (n)	790,000	790,528
Svenska Handelsbanken AB, 2.875%, 4/04/17	289,000	296,329
Svenska Handelsbanken AB, FRN, 0.731%, 3/21/16	680,000	681,103
Svenska Handelsbanken AB, FRN, 0.751%, 9/23/16	250,000	250,382
Swedbank AB, 2.125%, 9/29/17 (n)	1,461,000	1,475,451

		$17,349,614
Pharmaceuticals - 3.7%
AbbVie, Inc., 1.8%, 5/14/18	$1,000,000	$993,191
AbbVie, Inc., FRN, 1.061%, 11/06/15	550,000	550,276
Actavis Funding SCS, 2.35%, 3/12/18	568,000	567,569
Amgen, Inc., 2.3%, 6/15/16	450,000	454,318
Bayer U.S. Finance LLC, 1.5%, 10/06/17 (n)	900,000	902,345
Bristol-Myers Squibb Co., 0.875%, 8/01/17	615,000	609,878

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - continued
Celgene Corp., 2.45%, 10/15/15	$425,000	$425,866
Celgene Corp., 2.125%, 8/15/18	670,000	670,203
EMD Finance LLC, 1.7%, 3/19/18 (n)	1,000,000	996,887
Mylan, Inc., 1.8%, 6/24/16	430,000	429,160
Mylan, Inc., 1.35%, 11/29/16	105,000	104,062
Sanofi, 1.25%, 4/10/18	800,000	793,474
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	260,000	259,009

		$7,756,238
Printing & Publishing - 0.4%
Pearson PLC, 4%, 5/17/16 (n)	$500,000	$509,776
Thomson Reuters Corp., 0.875%, 5/23/16	410,000	409,649

		$919,425
Real Estate - Apartment - 0.3%
ERP Operating, REIT, 5.125%, 3/15/16	$510,000	$520,659

Real Estate - Healthcare - 0.2%
Health Care REIT, Inc., 2.25%, 3/15/18	$150,000	$150,220
Ventas Realty LP, REIT, 1.55%, 9/26/16	250,000	250,457

		$400,677
Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/17	$200,000	$200,628
Vornado Realty LP, REIT, 2.5%, 6/30/19	325,000	323,279

		$523,907
Real Estate - Retail - 0.2%
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	$167,000	$165,859
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	350,000	349,025

		$514,884
Retailers - 0.4%
Dollar General Corp., 1.875%, 4/15/18	$90,000	$89,266
Wesfarmers Ltd., 2.983%, 5/18/16 (n)	400,000	405,252
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	233,000	232,603

		$727,121
Specialty Chemicals - 0.4%
Air Products & Chemicals, Inc., 2%, 8/02/16	$104,000	$105,068
Airgas, Inc., 2.95%, 6/15/16	400,000	405,716
Airgas, Inc., 3.05%, 8/01/20	330,000	330,815

		$841,599
Supermarkets - 0.1%
Woolworths Ltd., 2.55%, 9/22/15 (n)	$125,000	$125,120

Supranational - 1.2%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (n)	$640,000	$636,000
Corporacion Andina de Fomento, 1.5%, 8/08/17	720,000	718,229
Corporacion Andina de Fomento, FRN, 0.844%, 1/29/18	50,000	50,292
International Bank for Reconstruction and Development, 0.5%, 4/15/16	1,000,000	1,000,510

		$2,405,031

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - 0.6%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$200,000	$202,100
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	500,000	494,531
SBA Tower Trust, 2.898%, 10/15/44 (n)	473,000	470,660

		$1,167,291
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/17	$370,000	$393,125

Tobacco - 0.9%
Imperial Tobacco Finance PLC, 2.05%, 7/20/18 (n)	$680,000	$676,901
Reynolds American, Inc., 3.5%, 8/04/16 (n)	190,000	193,376
Reynolds American, Inc., 1.05%, 10/30/15	420,000	420,169
Reynolds American, Inc., 2.3%, 6/12/18	580,000	583,593

		$1,874,039
Transportation - Services - 0.6%
ERAC USA Finance Co., 1.4%, 4/15/16 (n)	$200,000	$200,174
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	202,000	205,811
TTX Co., 2.6%, 6/15/20 (n)	840,000	837,245

		$1,243,230
U.S. Government Agencies and Equivalents - 1.7%
Aid-Egypt, 4.45%, 9/15/15	$730,000	$731,034
Aid-Ukraine, 1.844%, 5/16/19	200,000	201,372
Aid-Ukraine, 1.847%, 5/29/20	1,000,000	1,007,932
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	430,000	436,091
Private Export Funding Corp., 1.875%, 7/15/18	610,000	618,315
Small Business Administration, 2.25%, 7/01/21	421,829	431,713

		$3,426,457
U.S. Treasury Obligations - 2.4%
U.S. Treasury Notes, 0.875%, 2/28/17 (f)	$5,000,000	$5,019,335

Utilities - Electric Power - 3.4%
American Electric Power Co., Inc., 1.65%, 12/15/17	$220,000	$219,293
Dominion Resources, Inc., 1.95%, 8/15/16	460,000	463,140
Dominion Resources, Inc., 2.5%, 12/01/19	650,000	651,792
Duke Energy Corp., 1.625%, 8/15/17	110,000	110,309
Duke Energy Corp., FRN, 0.664%, 4/03/17	660,000	658,388
Duke Energy Indiana, Inc., FRN, 0.636%, 7/11/16	200,000	200,073
Enel Finance International S.A., 6.25%, 9/15/17 (n)	410,000	444,624
Eversource Energy, 1.6%, 1/15/18	600,000	602,107
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	280,000	280,000
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/17	984,000	986,807
PG&E Corp., 2.4%, 3/01/19	364,000	365,246
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	440,000	446,764
PSEG Power LLC, 2.75%, 9/15/16	190,000	192,796
Southern Co., 2.375%, 9/15/15	550,000	550,284
Southern Co., 2.45%, 9/01/18	50,000	50,371
Virginia Electric and Power Co., 1.2%, 1/15/18	410,000	406,875
Xcel Energy, Inc., 1.2%, 6/01/17	510,000	509,634

		$7,138,503
Total Bonds		$202,081,216

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Call Options Purchased - 0.1%
S&P 500 Index - December 2015 @ $2,300	84	$8,820
Hang Seng China Ent Index - December 2015 @ $11,800	49	34,142
Total Call Options Purchased		$42,962
Issuer	Shares/Par
Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	2,725,869	$2,725,869
Total Investments		$204,850,047

Other Assets, Less Liabilities - 1.1%		2,373,151
Net Assets - 100.0%		$207,223,198

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $77,713,027 representing 37.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.512%, 1/18/21	6/24/14	$226,478	$225,573
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/19	7/07/15	545,694	549,715
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/23	8/12/15	741,965	741,965
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.508%, 6/17/21	4/08/15	544,446	545,018
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.67%, 5/15/21	4/08/15	313,333	314,172
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19	7/22/15	999,884	1,002,087
Total Restricted Securities			$3,378,530
% of Net assets			1.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won

Portfolio of Investments (unaudited) – continued

MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 8/31/15

Forward Foreign Currency Exchange Contracts at 8/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank	9,113,308	9/25/15	$6,643,000	$6,477,881	$165,119
SELL	CAD	JPMorgan Chase Bank	4,584,214	9/25/15	3,527,000	3,484,267	42,733
BUY	CHF	JPMorgan Chase Bank	6,019,304	9/25/15	6,218,000	6,231,614	13,614
SELL	CHF	JPMorgan Chase Bank	13,145,153	9/25/15	14,239,944	13,608,803	631,141
BUY	EUR	Goldman Sachs International	8,614,171	9/25/15	9,446,000	9,669,573	223,573
SELL	EUR	Goldman Sachs International	7,721,443	9/25/15	8,802,986	8,667,469	135,517
SELL	GBP	JPMorgan Chase Bank	5,240,096	9/25/15	8,234,855	8,039,894	194,961
BUY	JPY	JPMorgan Chase Bank	596,231,938	9/25/15	4,844,992	4,919,807	74,815
SELL	NOK	Goldman Sachs International	10,142,760	9/25/15	1,232,000	1,225,538	6,462
SELL	NZD	Goldman Sachs International	8,925,673	9/25/15	5,975,303	5,646,743	328,560
BUY	SEK	Goldman Sachs International	11,526,078	9/25/15	1,333,000	1,362,153	29,153
SELL	SEK	Goldman Sachs International	41,819,105	9/25/15	5,151,912	4,942,185	209,727

							$2,055,375

Liability Derivatives
BUY	AUD	JPMorgan Chase Bank	10,764,367	9/25/15	$8,293,729	$7,651,480	$(642,249)
BUY	CAD	JPMorgan Chase Bank	6,427,016	9/25/15	5,222,797	4,884,903	(337,894)
BUY	JPY	JPMorgan Chase Bank	575,656,312	9/25/15	4,760,000	4,750,027	(9,973)
SELL	JPY	JPMorgan Chase Bank	317,483,676	9/25/15	2,553,000	2,619,716	(66,716)
BUY	NOK	Goldman Sachs International	102,994,622	9/25/15	13,242,732	12,444,722	(798,010)
BUY	SEK	Goldman Sachs International	29,824,978	9/25/15	3,533,000	3,524,718	(8,282)

							$(1,863,124)

Futures Contracts Outstanding at 8/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Australian SPI 200 Index (Short)	AUD	95	$8,733,102	September - 2015	$522,722
BIST 30 Index (Long)	TRY	63	201,807	October - 2015	562
FTSE 100 Index (Short)	GBP	25	2,362,446	September - 2015	178,745
FTSE JSE Top 40 Index (Short)	ZAR	45	1,500,153	September - 2015	39,151
Hang Seng China ENT Index (Long)	HKD	79	4,934,665	September - 2015	71,702
Hang Seng Index (Long)	HKD	24	3,323,437	September - 2015	71,273
Mexican Bolsa Index (Short)	MXN	5	130,317	September - 2015	2,682
MSCI Taiwan Index (Long)	USD	236	7,103,600	September - 2015	351,461
Russell 2000 Index (Short)	USD	47	5,440,250	September - 2015	420,872
S&P 500 E-Mini Index (Short)	USD	145	14,276,700	September - 2015	792,740
S&P TSX 60 Index (Short)	CAD	41	5,074,202	September - 2015	254,802

					$2,706,712

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 8/31/15 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	143	$13,107,689	September - 2015	$343,967
Canadian Treasury Bond 10 yr (Short)	CAD	83	8,922,058	December - 2015	154,316
U.S. Treasury Note 5 yr (Short)	USD	20	2,388,750	December - 2015	5,087

					$503,370

					$3,210,082

Liability Derivatives
Equity Futures
AEX 25 Index (Long)	EUR	46	$4,591,501	September - 2015	$(332,070)
Bovespa Index (Long)	BRL	88	1,144,644	October - 2015	(61,973)
DAX Index (Long)	EUR	18	5,174,402	September - 2015	(361,130)
FTSE MIB Index (Long)	EUR	51	6,278,379	September - 2015	(62,965)
IBEX Index (Long)	EUR	59	6,785,275	September - 2015	(498,737)
KOSPI Index (Long)	KRW	16	1,562,799	September - 2015	(133,042)
MSCI Singapore Index (Short)	SGD	5	228,908	September - 2015	(2,144)
NIFTY Index (Long)	USD	60	960,000	September - 2015	(26,487)
Topix Index (Long)	JPY	23	2,909,267	September - 2015	(218,298)

					$(1,696,846)

Interest Rate Futures
Euro Bund (Short)	EUR	70	$12,025,296	September - 2015	$(93,352)
U.K. Gilt 10 yr (Long)	GBP	24	4,315,873	December - 2015	(11,877)
Japanese Government Bond 10 yr (Short)	JPY	22	26,849,672	September - 2015	(184,707)
U.S. Treasury Note 10 yr (Long)	USD	155	19,694,688	December - 2015	(2,998)

					$(292,934)

					$(1,989,780)

At August 31, 2015, the fund had cash collateral of $2,180,287 and other liquid securities with an aggregate value of $5,427,915 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$—	$34,142	$—	$34,142
United States	8,820	—	—	8,820
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	8,445,792	—	8,445,792
Non-U.S. Sovereign Debt	—	14,211,241	—	14,211,241
U.S. Corporate Bonds	—	78,578,705	—	78,578,705
Residential Mortgage-Backed Securities	—	4,869,667	—	4,869,667
Commercial Mortgage-Backed Securities	—	1,429,018	—	1,429,018
Asset-Backed Securities (including CDOs)	—	28,150,122	—	28,150,122
Foreign Bonds	—	66,396,671	—	66,396,671
Mutual Funds	2,725,869	—	—	2,725,869
Total Investments	$2,734,689	$202,115,358	$—	$204,850,047

Other Financial Instruments
Futures Contracts	$1,041,557	$178,745	$—	$1,220,302
Forward Foreign Currency Exchange Contracts	—	192,251	—	192,251

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$205,980,936
Gross unrealized appreciation	460,175
Gross unrealized depreciation	(1,591,064)
Net unrealized appreciation (depreciation)	$(1,130,889)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,733,691	16,790,202	(16,798,024)	2,725,869

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$466	$2,725,869

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2015, are as follows:

United States	61.8%
United Kingdom	6.2%
Netherlands	6.1%
Australia	5.4%
France	4.0%
Italy	3.5%
China	3.5%
Taiwan	3.4%
Japan	(8.8)%
Other Countries	14.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

August 31, 2015

MFS® AGGRESSIVE GROWTH ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Commodity Strategy Fund - Class R5 (v)	13,713,628	$84,064,541
MFS Emerging Markets Equity Fund - Class R5	1,306,864	32,501,711
MFS Global Real Estate Fund - Class R5	5,555,669	82,557,237
MFS Growth Fund - Class R5	2,961,821	215,975,996
MFS International Growth Fund - Class R5	5,053,933	130,290,380
MFS International New Discovery Fund - Class R5	2,354,755	66,097,962
MFS International Value Fund - Class R5	3,886,146	133,022,766
MFS Mid Cap Growth Fund - Class R5	11,098,802	166,814,988
MFS Mid Cap Value Fund - Class R5	8,250,428	166,823,663
MFS New Discovery Fund - Class R5	1,602,739	41,398,754
MFS New Discovery Value Fund - Class R5	3,299,666	41,773,771
MFS Research Fund - Class R5	3,954,737	149,054,040
MFS Research International Fund - Class R5	8,037,888	131,017,567
MFS Value Fund - Class R5	6,406,558	213,979,046
Total Underlying Affiliated Funds		$1,655,372,422

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	92,053	$92,053
Total Investments		$1,655,464,475

Other Assets, Less Liabilities - 0.0%		418,296
Net Assets - 100.0%		$1,655,882,771

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,655,464,475	$—	$—	$1,655,464,475

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,214,740,648
Gross unrealized appreciation	476,979,090
Gross unrealized depreciation	(36,255,263)
Net unrealized appreciation (depreciation)	$440,723,827

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	12,763,236	1,066,791	(116,399)	13,713,628
MFS Emerging Markets Equity Fund	1,179,755	127,242	(133)	1,306,864
MFS Global Real Estate Fund	5,418,570	238,570	(101,471)	5,555,669
MFS Growth Fund	3,066,893	10,977	(116,049)	2,961,821
MFS Institutional Money Market Portfolio	47	19,773,905	(19,681,899)	92,053
MFS International Growth Fund	4,992,818	100,633	(39,518)	5,053,933
MFS International New Discovery Fund	2,358,109	13,457	(16,811)	2,354,755
MFS International Value Fund	3,893,917	41,609	(49,380)	3,886,146
MFS Mid Cap Growth Fund	11,519,953	2,341	(423,492)	11,098,802
MFS Mid Cap Value Fund	8,278,384	65,409	(93,365)	8,250,428
MFS New Discovery Fund	1,659,968	18,669	(75,898)	1,602,739
MFS New Discovery Value Fund	3,309,705	58,275	(68,314)	3,299,666
MFS Research Fund	4,010,437	18,249	(73,949)	3,954,737
MFS Research International Fund	7,946,341	161,794	(70,247)	8,037,888
MFS Value Fund	6,437,302	61,601	(92,345)	6,406,558

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$10,101	$—	$—	$84,064,541
MFS Emerging Markets Equity Fund	1,825	—	—	32,501,711
MFS Global Real Estate Fund	565,603	872,216	426,255	82,557,237
MFS Growth Fund	5,096,860	502,348	—	215,975,996
MFS Institutional Money Market Portfolio	—	—	175	92,053
MFS International Growth Fund	619,474	—	—	130,290,380
MFS International New Discovery Fund	303,951	—	—	66,097,962
MFS International Value Fund	1,061,876	—	—	133,022,766
MFS Mid Cap Growth Fund	4,523,501	—	—	166,814,988
MFS Mid Cap Value Fund	1,139,711	—	—	166,823,663
MFS New Discovery Fund	1,192,548	—	—	41,398,754
MFS New Discovery Value Fund	240,640	—	—	41,773,771
MFS Research Fund	1,827,074	—	—	149,054,040
MFS Research International Fund	496,754	—	—	131,017,567
MFS Value Fund	1,629,412	—	1,142,644	213,979,046

	$18,709,330	$1,374,564	$1,569,074	$1,655,464,475

4

QUARTERLY REPORT

August 31, 2015

MFS® CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	6,483,084	$60,292,680
MFS Commodity Strategy Fund - Class R5 (v)	4,727,094	28,977,086
MFS Emerging Markets Debt Fund - Class R5	6,373,101	90,179,375
MFS Emerging Markets Debt Local Currency Fund - Class R5	8,568,695	57,324,569
MFS Global Bond Fund - Class R5	18,019,957	152,268,639
MFS Global Real Estate Fund - Class R5	1,952,238	29,010,255
MFS Government Securities Fund - Class R5	30,309,261	304,911,167
MFS Growth Fund - Class R5	2,398,393	174,890,854
MFS High Income Fund - Class R5	44,599,851	149,855,498
MFS Inflation-Adjusted Bond Fund - Class R5	29,464,223	303,186,852
MFS International Growth Fund - Class R5	2,197,426	56,649,657
MFS International Value Fund - Class R5	1,698,794	58,149,728
MFS Limited Maturity Fund - Class R5	50,916,766	304,482,261
MFS Mid Cap Growth Fund - Class R5	7,811,158	117,401,704
MFS Mid Cap Value Fund - Class R5	5,792,111	117,116,481
MFS New Discovery Fund - Class R5	1,121,296	28,963,070
MFS New Discovery Value Fund - Class R5	2,309,310	29,235,861
MFS Research Fund - Class R5	4,614,014	173,902,194
MFS Research International Fund - Class R5	6,989,728	113,932,564
MFS Total Return Bond Fund - Class R5	42,626,296	456,101,368
MFS Value Fund - Class R5	5,170,197	172,684,597
Total Underlying Affiliated Funds		$2,979,516,460

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	261,651	$261,651
Total Investments		$2,979,778,111

Other Assets, Less Liabilities - 0.0%		453,209
Net Assets - 100.0%		$2,980,231,320

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,979,778,111	$—	$—	$2,979,778,111

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,613,909,381
Gross unrealized appreciation	424,386,147
Gross unrealized depreciation	(58,517,417)
Net unrealized appreciation (depreciation)	$365,868,730

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	6,409,841	92,546	(19,303)	6,483,084
MFS Commodity Strategy Fund	4,471,200	277,078	(21,184)	4,727,094
MFS Emerging Markets Debt Fund	6,220,237	167,045	(14,181)	6,373,101
MFS Emerging Markets Debt Local Currency Fund	8,078,033	490,662	—	8,568,695
MFS Global Bond Fund	17,788,401	362,882	(131,326)	18,019,957
MFS Global Real Estate Fund	1,886,935	81,499	(16,196)	1,952,238
MFS Government Securities Fund	30,204,411	447,141	(342,291)	30,309,261
MFS Growth Fund	2,461,109	10,543	(73,259)	2,398,393
MFS High Income Fund	43,550,918	1,136,415	(87,482)	44,599,851
MFS Inflation-Adjusted Bond Fund	29,223,178	423,587	(182,542)	29,464,223
MFS Institutional Money Market Portfolio	34	23,126,669	(22,865,052)	261,651
MFS International Growth Fund	2,170,563	39,695	(12,832)	2,197,426
MFS International Value Fund	1,689,886	25,708	(16,800)	1,698,794
MFS Limited Maturity Fund	51,033,287	356,576	(473,097)	50,916,766
MFS Mid Cap Growth Fund	8,009,695	12,077	(210,614)	7,811,158
MFS Mid Cap Value Fund	5,758,898	70,738	(37,525)	5,792,111
MFS New Discovery Fund	1,154,880	4,391	(37,975)	1,121,296
MFS New Discovery Value Fund	2,300,540	34,607	(25,837)	2,309,310
MFS Research Fund	4,649,810	18,217	(54,013)	4,614,014
MFS Research International Fund	6,909,703	124,767	(44,742)	6,989,728
MFS Total Return Bond Fund	42,124,073	829,285	(327,062)	42,626,296
MFS Value Fund	5,171,272	46,955	(48,030)	5,170,197

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(14,319)	$—	$146,114	$60,292,680
MFS Commodity Strategy Fund	(66,473)	—	—	28,977,086
MFS Emerging Markets Debt Fund	(24,998)	—	1,121,561	90,179,375
MFS Emerging Markets Debt Local Currency Fund	—	—	874,202	57,324,569
MFS Global Bond Fund	(286,868)	—	695,777	152,268,639
MFS Global Real Estate Fund	(8,921)	304,885	148,998	29,010,255
MFS Government Securities Fund	(155,067)	—	1,856,881	304,911,167
MFS Growth Fund	545,842	404,033	—	174,890,854
MFS High Income Fund	(16,200)	—	2,194,486	149,855,498
MFS Inflation-Adjusted Bond Fund	(206,872)	—	295,215	303,186,852
MFS Institutional Money Market Portfolio	—	—	127	261,651
MFS International Growth Fund	7,288	—	—	56,649,657
MFS International Value Fund	16,025	—	—	58,149,728
MFS Limited Maturity Fund	(173,708)	—	997,886	304,482,261
MFS Mid Cap Growth Fund	401,229	—	—	117,401,704
MFS Mid Cap Value Fund	36,451	—	—	117,116,481
MFS New Discovery Fund	45,681	—	—	28,963,070
MFS New Discovery Value Fund	23,122	—	—	29,235,861
MFS Research Fund	85,967	—	—	173,902,194
MFS Research International Fund	21,631	—	—	113,932,564
MFS Total Return Bond Fund	(100,633)	—	3,579,926	456,101,368
MFS Value Fund	24,726	—	918,421	172,684,597

	$153,903	$708,918	$12,829,594	$2,979,778,111

4

QUARTERLY REPORT

August 31, 2015

MFS® EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.7%
Airlines - 0.2%
Copa Holdings S.A., “A”	24,331	$1,247,450

Alcoholic Beverages - 3.0%
AmBev S.A., ADR	1,585,109	$8,353,524
SABMiller PLC	281,523	13,070,257

		$21,423,781
Apparel Manufacturers - 3.6%
Belle International Holdings Ltd.	2,581,000	$2,361,183
Global Brands Group Holding Ltd. (a)	53,412,000	10,130,985
Samsonite International S.A.	909,000	2,832,543
Stella International Holdings	4,395,000	10,842,820

		$26,167,531
Automotive - 3.3%
Bajaj Auto Ltd.	108,269	$3,636,438
Guangzhou Automobile Group Co. Ltd., “H”	16,462,000	11,576,429
Kia Motors Corp.	220,353	9,073,085

		$24,285,952
Brokerage & Asset Managers - 0.7%
BM&F Bovespa S.A.	993,990	$2,954,576
Bolsa Mexicana de Valores S.A. de C.V.	1,332,493	2,020,143

		$4,974,719
Business Services - 2.7%
Cognizant Technology Solutions Corp., “A” (a)	313,784	$19,749,565

Cable TV - 4.2%
Naspers Ltd.	233,812	$30,310,579

Computer Software - Systems - 1.9%
EPAM Systems, Inc. (a)	138,311	$9,766,140
Hon Hai Precision Industry Co. Ltd.	1,419,000	4,034,224

		$13,800,364
Conglomerates - 0.7%
First Pacific Co. Ltd.	7,839,250	$5,108,124

Construction - 3.0%
Cemex S.A.B. de C.V., ADR (a)	492,899	$3,874,186
Techtronic Industries Co. Ltd.	4,941,000	17,883,117

		$21,757,303
Consumer Products - 3.5%
Dabur India Ltd.	2,117,094	$8,696,089
LG Household & Health Care Ltd.	24,274	16,459,732

		$25,155,821
Consumer Services - 0.6%
Estacio Participacoes S.A.	776,666	$2,670,516
Localiza Rent a Car S.A.	260,238	1,608,077

		$4,278,593

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 10.7%
Largan Precision Co. Ltd.	45,000	$4,176,911
Media Tek, Inc.	780,000	6,017,334
Samsung Electronics Co. Ltd.	28,928	26,635,039
Taiwan Semiconductor Manufacturing Co. Ltd.	10,362,695	41,086,417

		$77,915,701
Energy - Independent - 3.1%
China Shenhua Energy Co. Ltd.	4,357,500	$7,556,700
Coal India Ltd.	606,160	3,340,605
Gran Tierra Energy, Inc. (a)	1,908,976	4,744,870
INPEX Corp.	662,300	6,675,717
Ultrapar Participacoes S.A.	3,346	58,558

		$22,376,450
Energy - Integrated - 1.3%
NovaTek OAO, GDR	98,526	$9,361,534

Engineering - Construction - 0.5%
Mills Estruturas e Servicos de Engenharia S.A. (a)	874,942	$1,182,142
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	213,702	2,253,191

		$3,435,333
Food & Beverages - 4.8%
AVI Ltd.	1,364,869	$8,337,341
BRF S.A.	138,310	2,651,293
Grupo Lala S.A.B. de C.V.	1,299,116	2,943,038
M. Dias Branco S.A. Industria e Comercio de Alimentos	108,720	1,897,612
Tingyi (Cayman Islands) Holding Corp.	3,380,000	5,198,625
Universal Robina Corp.	1,171,309	4,861,659
Want Want China Holdings Ltd.	11,316,000	9,125,748

		$35,015,316
Food & Drug Stores - 3.9%
Clicks Group Ltd.	1,029,099	$7,104,273
Dairy Farm International Holdings Ltd.	720,000	4,680,000
E-Mart Co. Ltd.	13,300	2,569,478
Magnit OJSC (a)	55,832	10,673,381
Wumart Stores, Inc., “H” (a)	5,436,000	2,931,914

		$27,959,046
Forest & Paper Products - 0.6%
Fibria Celulose S.A.	295,007	$4,166,451

Gaming & Lodging - 0.2%
Sands China Ltd.	525,600	$1,824,329

General Merchandise - 2.5%
Robinsons Retail Holdings, Inc.	1,031,754	$1,534,166
S.A.C.I. Falabella	858,905	5,267,452
Walmart de Mexico S.A.B. de C.V.	1,675,732	4,024,906
Woolworths Ltd.	1,018,477	7,642,331

		$18,468,855
Health Maintenance Organizations - 0.8%
OdontoPrev S.A.	758,871	$2,046,450
Qualicorp S.A.	795,961	3,746,448

		$5,792,898

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 4.1%
BB Seguridade Participacoes S.A.	455,346	$3,603,444
Brasil Insurance Participacoes e Administracao S.A.	1,125,600	304,162
Cathay Financial Holding Co. Ltd.	3,814,550	5,498,598
China Pacific Insurance Co. Ltd.	3,152,200	11,469,867
Samsung Fire & Marine Insurance Co. Ltd.	40,369	9,198,432

		$30,074,503
Internet - 3.6%
51job, Inc., ADR (a)	232,967	$6,245,845
Alibaba Group Holding Ltd., ADR (a)	173,243	11,454,827
NAVER Corp.	20,792	8,710,578

		$26,411,250
Machinery & Tools - 0.3%
TK Corp. (a)	256,802	$2,268,933

Major Banks - 1.9%
BOC Hong Kong Holdings Ltd.	2,420,000	$8,181,109
Standard Chartered PLC	475,731	5,555,275

		$13,736,384
Metals & Mining - 1.1%
Gerdau S.A., ADR	1,661,835	$2,459,516
Grupo Mexico S.A.B. de C.V., “B”	967,449	2,458,034
Iluka Resources Ltd.	579,349	3,063,343

		$7,980,893
Natural Gas - Distribution - 1.6%
China Resources Gas Group Ltd.	4,490,000	$11,847,730

Oil Services - 0.7%
Lamprell PLC (a)	2,628,536	$5,373,422

Other Banks & Diversified Financials - 18.5%
Banco Santander Chile, ADR	201,543	$3,875,672
Bancolombia S.A., ADR	165,237	5,700,677
Bangkok Bank Public Co. Ltd.	1,421,600	6,524,012
CAR, Inc. (a)	814,000	1,417,926
China Construction Bank	31,725,490	22,310,039
Credicorp Ltd.	29,455	3,239,461
E.Sun Financial Holding Co. Ltd.	18,176,409	10,921,711
First Gulf Bank PJSC	1,094,082	4,274,456
Grupo Financiero Banorte S.A. de C.V.	1,107,628	5,330,722
Grupo Financiero Inbursa S.A. de C.V.	1,024,547	2,167,721
Housing Development Finance Corp. Ltd.	1,350,358	24,095,181
Kasikornbank PLC, NVDR	1,666,800	8,393,288
Komercni Banka A.S.	23,595	5,377,203
Public Bank Berhad	1,283,151	5,499,219
Sberbank of Russia	5,380,005	6,242,178
Shinhan Financial Group Co. Ltd.	131,235	4,388,370
Shriram Transport Finance Co. Ltd.	446,576	5,462,033
Turkiye Garanti Bankasi A.S.	2,567,524	6,510,781
Turkiye Sinai Kalkinma Bankasi A.S.	4,555,550	2,426,246
Union National Bank	39,984	64,771

		$134,221,667

3

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 1.2%
Genomma Lab Internacional S.A., “B” (a)		3,227,819	$2,621,628
Sun Pharmaceutical Industries Ltd.		425,688	5,756,634

			$8,378,262
Railroad & Shipping - 1.0%
Diana Shipping, Inc. (a)		743,303	$5,054,460
Pacific Basin Shipping Ltd.		7,549,138	2,367,005

			$7,421,465
Real Estate - 2.1%
Concentradora Fibra Danhos S.A. de C.V., REIT		621,579	$1,256,346
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT		2,660,023	2,542,567
Hang Lung Properties Ltd.		3,766,000	8,503,816
Prologis Property Mexico S.A. de C.V., REIT		1,975,196	3,078,458

			$15,381,187
Restaurants - 0.4%
Ajisen China Holdings Ltd.		2,798,000	$1,090,310
Jollibee Foods Corp.		389,840	1,597,226

			$2,687,536
Specialty Chemicals - 1.7%
LG Chemical Ltd.		34,227	$6,771,606
PTT Global Chemical PLC		3,403,300	5,411,859

			$12,183,465
Specialty Stores - 0.3%
Vipshop Holdings Ltd., ADR (a)		140,467	$2,527,001

Telecommunications - Wireless - 0.6%
MTN Group Ltd.		309,806	$4,134,672

Telephone Services - 0.8%
Hellenic Telecommunications Organization S.A.		400,728	$3,664,868
PT XL Axiata Tbk (a)		9,991,500	2,133,415

			$5,798,283
Tobacco - 0.4%
PT Gudang Garam Tbk		976,500	$3,092,829

Trucking - 0.5%
Imperial Holdings		245,349	$3,413,754

Utilities - Electric Power - 1.1%
Alupar Investimento S.A., IEU		418,496	$1,685,916
CESC Ltd.		764,318	6,024,286

			$7,710,202
Total Common Stocks			$709,219,133
	First Exercise
Warrants - 0.7%
Deutsche Bank AG (Union National Bank - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/15/17	3,032,991	$4,913,445

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	11,464,042	$11,464,042
Total Investments		$725,596,620

Other Assets, Less Liabilities - (0.0)%		(122,251)
Net Assets - 100.0%		$725,474,369

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,913,445, representing 0.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

8/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$107,114,144	$—	$—	$107,114,144
South Korea	86,075,253	—	—	86,075,253
Hong Kong	72,353,847	—	—	72,353,847
Taiwan	71,735,196	—	—	71,735,196
South Africa	60,942,950	—	—	60,942,950
India	57,011,265	—	—	57,011,265
Brazil	39,388,685	—	—	39,388,685
Mexico	34,570,939	—	—	34,570,939
United States	29,515,705		—	29,515,705
Other Countries	105,790,377	49,634,217	—	155,424,594
Mutual Funds	11,464,042	—	—	11,464,042
Total Investments	$675,962,403	$49,634,217	$—	$725,596,620

6

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $27,805,213 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $206,928,856 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$846,601,762
Gross unrealized appreciation	55,924,764
Gross unrealized depreciation	(176,929,906)
Net unrealized appreciation (depreciation)	$(121,005,142)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,938,516	44,981,808	(44,456,282)	11,464,042

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,150	$11,464,042

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2015 are as follows:

China	14.8%
South Korea	11.9%
Hong Kong	10.0%
Taiwan	9.9%
South Africa	8.4%
India	7.9%
United States	5.6%
Brazil	5.4%
Mexico	4.8%
Other Countries	21.3%

7

QUARTERLY REPORT

August 31, 2015

MFS® GROWTH ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	5,673,805	$52,766,390
MFS Commodity Strategy Fund - Class R5 (v)	32,652,650	200,160,747
MFS Emerging Markets Debt Fund - Class R5	11,134,096	157,547,459
MFS Emerging Markets Debt Local Currency Fund - Class R5	14,866,666	99,457,993
MFS Emerging Markets Equity Fund - Class R5	1,912,263	47,557,972
MFS Global Bond Fund - Class R5	12,601,622	106,483,709
MFS Global Real Estate Fund - Class R5	10,261,374	152,484,023
MFS Growth Fund - Class R5	7,798,140	568,640,334
MFS High Income Fund - Class R5	77,892,413	261,718,509
MFS Inflation-Adjusted Bond Fund - Class R5	25,753,037	264,998,746
MFS International Growth Fund - Class R5	9,656,236	248,937,776
MFS International New Discovery Fund - Class R5	3,621,241	101,648,237
MFS International Value Fund - Class R5	7,471,625	255,753,706
MFS Mid Cap Growth Fund - Class R5	31,104,831	467,505,603
MFS Mid Cap Value Fund - Class R5	22,914,760	463,336,437
MFS New Discovery Fund - Class R5	3,971,454	102,582,667
MFS New Discovery Value Fund - Class R5	8,114,062	102,724,025
MFS Research Fund - Class R5	10,856,777	409,191,922
MFS Research International Fund - Class R5	21,491,861	350,317,332
MFS Total Return Bond Fund - Class R5	14,918,782	159,630,971
MFS Value Fund - Class R5	16,711,133	558,151,828
Total Underlying Affiliated Funds		$5,131,596,386

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	22	$22
Total Investments		$5,131,596,408

Other Assets, Less Liabilities - (0.0)%		(249,737)
Net Assets - 100.0%		$5,131,346,671

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,131,596,408	$—	$—	$5,131,596,408

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,154,520,737
Gross unrealized appreciation	1,127,104,661
Gross unrealized depreciation	(150,028,990)
Net unrealized appreciation (depreciation)	$977,075,671

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	5,637,356	67,746	(31,297)	5,673,805
MFS Commodity Strategy Fund	31,121,237	1,577,949	(46,536)	32,652,650
MFS Emerging Markets Debt Fund	10,954,051	249,288	(69,243)	11,134,096
MFS Emerging Markets Debt Local Currency Fund	14,105,658	761,008	—	14,866,666
MFS Emerging Markets Equity Fund	1,808,868	103,395	—	1,912,263
MFS Global Bond Fund	12,437,209	271,654	(107,241)	12,601,622
MFS Global Real Estate Fund	9,897,051	385,895	(21,572)	10,261,374
MFS Growth Fund	7,957,621	22,039	(181,520)	7,798,140
MFS High Income Fund	76,681,506	1,686,363	(475,456)	77,892,413
MFS Inflation-Adjusted Bond Fund	25,665,371	358,112	(270,446)	25,753,037
MFS Institutional Money Market Portfolio	23	15,117,714	(15,117,715)	22
MFS International Growth Fund	9,602,228	73,878	(19,870)	9,656,236
MFS International New Discovery Fund	3,621,848	8,644	(9,251)	3,621,241
MFS International Value Fund	7,489,296	33,017	(50,688)	7,471,625
MFS Mid Cap Growth Fund	31,881,913	2,569	(779,651)	31,104,831
MFS Mid Cap Value Fund	22,849,888	115,627	(50,755)	22,914,760
MFS New Discovery Fund	4,090,173	5,419	(124,138)	3,971,454
MFS New Discovery Value Fund	8,119,017	53,716	(58,671)	8,114,062
MFS Research Fund	10,926,376	19,453	(89,052)	10,856,777
MFS Research International Fund	21,401,693	145,901	(55,733)	21,491,861
MFS Total Return Bond Fund	14,797,728	272,276	(151,222)	14,918,782
MFS Value Fund	16,694,340	118,485	(101,692)	16,711,133

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(656)	$—	$128,178	$52,766,390
MFS Commodity Strategy Fund	13,154	—	—	200,160,747
MFS Emerging Markets Debt Fund	221,252	—	1,967,625	157,547,459
MFS Emerging Markets Debt Local Currency Fund	—	—	1,523,531	99,457,993
MFS Emerging Markets Equity Fund	—	—	—	47,557,972
MFS Global Bond Fund	6,659	—	486,866	106,483,709
MFS Global Real Estate Fund	120,236	1,595,931	779,936	152,484,023
MFS Growth Fund	8,178,520	1,311,384	—	568,640,334
MFS High Income Fund	492,715	—	3,853,489	261,718,509
MFS Inflation-Adjusted Bond Fund	261,681	—	258,366	264,998,746
MFS Institutional Money Market Portfolio	—	—	73	22
MFS International Growth Fund	309,489	—	—	248,937,776
MFS International New Discovery Fund	171,000	—	—	101,648,237
MFS International Value Fund	1,123,540	—	—	255,753,706
MFS Mid Cap Growth Fund	8,292,506	—	—	467,505,603
MFS Mid Cap Value Fund	712,389	—	—	463,336,437
MFS New Discovery Fund	2,149,913	—	—	102,582,667
MFS New Discovery Value Fund	220,029	—	—	102,724,025
MFS Research Fund	2,271,435	—	—	409,191,922
MFS Research International Fund	498,976	—	—	350,317,332
MFS Total Return Bond Fund	306,846	—	1,255,269	159,630,971
MFS Value Fund	2,006,144	—	2,973,887	558,151,828

	$27,355,828	$2,907,315	$13,227,220	$5,131,596,408

4

QUARTERLY REPORT

August 31, 2015

MFS® INTERNATIONAL DIVERSIFICATION SM FUND

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.9%
MFS Emerging Markets Equity Fund - Class R5	17,491,164	$435,005,247
MFS International Growth Fund - Class R5	41,925,614	1,080,842,320
MFS International New Discovery Fund - Class R5	15,627,307	438,658,515
MFS International Value Fund - Class R5	32,193,076	1,101,969,008
MFS Research International Fund - Class R5	79,778,708	1,300,392,937
Total Underlying Affiliated Funds		$4,356,868,027

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	6,965,171	$6,965,171
Total Investments		$4,363,833,198

Other Assets, Less Liabilities - (0.0)%		(861,435)
Net Assets - 100.0%		$4,362,971,763

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,363,833,198	$—	$—	$4,363,833,198

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,174,525,540
Gross unrealized appreciation	293,294,436
Gross unrealized depreciation	(103,986,778)
Net unrealized appreciation (depreciation)	$189,307,658

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	15,762,653	1,774,253	(45,742)	17,491,164
MFS Institutional Money Market Portfolio	2,325,055	54,054,268	(49,414,152)	6,965,171
MFS International Growth Portfolio	40,943,460	1,015,993	(33,839)	41,925,614
MFS International New Discovery Fund	15,418,399	279,163	(70,255)	15,627,307
MFS International Value Fund	31,960,694	490,110	(257,728)	32,193,076
MFS Research International Fund	77,845,932	1,989,048	(56,272)	79,778,708

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$64,875	$—	$—	$435,005,247
MFS Institutional Money Market Portfolio	—	—	1,351	6,965,171
MFS International Growth Portfolio	328,527	—	—	1,080,842,320
MFS International New Discovery Fund	831,964	—	—	438,658,515
MFS International Value Fund	3,539,054	—	—	1,101,969,008
MFS Research International Fund	327,169	—	—	1,300,392,937

	$5,091,589	$—	$1,351	$4,363,833,198

3

QUARTERLY REPORT

August 31, 2015

MFS® INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.8%
Aerospace - 1.1%
Rolls-Royce Holdings PLC	3,744,610	$42,574,889

Alcoholic Beverages - 5.4%
AmBev S.A., ADR	4,081,522	$21,509,621
Carlsberg A.S., “B”	570,939	43,090,708
Diageo PLC	2,308,104	61,272,897
Pernod Ricard S.A.	802,775	84,246,036

		$210,119,262
Apparel Manufacturers - 4.6%
Burberry Group PLC	2,216,313	$47,688,633
Kering S.A.	113,508	19,456,236
LVMH Moet Hennessy Louis Vuitton S.A.	673,597	112,361,155

		$179,506,024
Automotive - 0.5%
Guangzhou Automobile Group Co. Ltd., “H”	25,554,000	$17,970,116

Broadcasting - 1.9%
WPP PLC	3,569,124	$73,761,370

Business Services - 9.0%
Accenture PLC, “A”	1,124,159	$105,974,469
Amadeus IT Holding S.A.	911,181	38,148,814
Brenntag AG	1,015,496	56,498,365
Compass Group PLC	5,516,031	87,013,371
Experian Group Ltd.	1,494,839	25,212,613
Intertek Group PLC	1,054,173	40,925,796

		$353,773,428
Computer Software - 2.8%
Dassault Systems S.A.	439,522	$30,524,759
OBIC Co. Ltd.	886,200	39,545,857
SAP AG	565,428	38,063,377

		$108,133,993
Computer Software - Systems - 1.6%
NICE Systems Ltd., ADR	1,016,751	$62,591,192

Consumer Products - 4.0%
L’Oreal S.A.	368,865	$63,205,901
Reckitt Benckiser Group PLC	854,213	74,925,719
Uni-Charm Corp.	903,900	18,274,087

		$156,405,707
Containers - 0.5%
Brambles Ltd.	2,981,678	$20,879,608

Electrical Equipment - 4.7%
Legrand S.A.	407,628	$23,525,110
Mettler-Toledo International, Inc. (a)	209,129	62,017,205
Prysmian S.p.A.	1,827,233	39,101,711
Schneider Electric S.A.	930,581	58,822,716

		$183,466,742

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 3.7%
Media Tek Inc.	2,292,000	$17,681,706
Samsung Electronics Co. Ltd.	40,932	37,687,549
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,519,719	89,852,014

		$145,221,269
Energy - Independent - 1.2%
INPEX Corp.	3,391,200	$34,181,931
Oil Search Ltd.	2,608,853	12,624,815

		$46,806,746
Energy - Integrated - 1.3%
BG Group PLC	1,642,641	$24,852,004
Suncor Energy, Inc.	908,854	25,740,271

		$50,592,275
Food & Beverages - 7.5%
Chr. Hansen Holding A.S.	451,611	$22,738,921
Danone S.A.	1,669,802	103,788,080
M. Dias Branco S.A. Industria e Comercio de Alimentos	311,650	5,439,578
Nestle S.A.	1,928,283	142,229,947
Want Want China Holdings Ltd.	26,325,000	21,229,702

		$295,426,228
Food & Drug Stores - 2.0%
Dairy Farm International Holdings Ltd.	1,396,700	$9,078,550
Loblaw Cos. Ltd.	644,104	34,378,978
Sundrug Co. Ltd.	651,200	36,632,854

		$80,090,382
Gaming & Lodging - 1.0%
Paddy Power PLC	354,482	$38,941,459

General Merchandise - 0.5%
Dollarama, Inc.	159,500	$9,107,358
Lojas Renner S.A.	408,615	11,100,258

		$20,207,616
Insurance - 2.2%
AIA Group Ltd.	15,855,600	$87,665,558

Internet - 0.3%
NAVER Corp.	28,509	$11,943,529

Machinery & Tools - 1.9%
Atlas Copco AB, “A”	696,054	$17,553,453
Schindler Holding AG	154,550	23,710,511
Weir Group PLC	1,572,036	33,759,116

		$75,023,080
Major Banks - 1.5%
HSBC Holdings PLC	7,486,971	$59,029,699

Medical & Health Technology & Services - 1.2%
Fresenius Medical Care AG & Co. KGaA	604,697	$46,284,652

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 3.1%
Essilor International S.A.	281,702	$33,634,323
QIAGEN N.V. (a)	630,197	16,664,601
Smith & Nephew PLC	1,076,276	19,049,648
Sonova Holding AG	178,484	23,246,403
Terumo Corp.	1,002,500	27,411,948

		$120,006,923
Network & Telecom - 1.2%
Ericsson, Inc., “B”	4,825,256	$47,049,951

Other Banks & Diversified Financials - 8.7%
Aeon Credit Service Co. Ltd.	1,389,300	$31,582,553
Credicorp Ltd.	199,386	21,928,472
DBS Group Holdings Ltd.	1,524,200	19,184,148
Grupo Financiero Banorte S.A. de C.V.	3,850,852	18,533,136
HDFC Bank Ltd.	3,992,868	61,714,513
Julius Baer Group Ltd.	681,480	33,183,948
KBC Groep N.V.	528,144	35,067,520
Sberbank of Russia	9,792,260	11,361,519
UBS AG	5,112,282	105,931,835

		$338,487,644
Pharmaceuticals - 12.1%
Bayer AG	766,801	$104,073,385
Novartis AG	1,290,315	126,408,556
Novo Nordisk A.S., “B”	1,284,516	71,300,309
Roche Holding AG	489,295	133,630,456
Shire PLC	488,867	37,765,679

		$473,178,385
Railroad & Shipping - 2.1%
Canadian National Railway Co.	1,452,615	$80,591,080

Restaurants - 1.5%
Whitbread PLC	811,309	$59,202,837

Specialty Chemicals - 7.2%
Akzo Nobel N.V.	725,026	$49,091,921
Croda International PLC	798,038	35,149,088
L’Air Liquide S.A.	392,329	47,040,949
LG Chemical Ltd.	122,592	24,254,093
Linde AG	396,304	68,886,007
Nippon Paint Holdings Co. Ltd.	738,700	15,208,440
Symrise AG	696,372	42,033,348

		$281,663,846
Telecommunications - Wireless - 0.8%
SoftBank Corp.	535,300	$31,185,911

Tobacco - 1.7%
ITC Ltd.	5,184,162	$25,357,357
Japan Tobacco, Inc.	1,135,500	40,550,561

		$65,907,918
Total Common Stocks		$3,863,689,319

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	31,282,973	$31,282,973
Total Investments		$3,894,972,292

Other Assets, Less Liabilities - 0.4%		15,357,818
Net Assets - 100.0%		$3,910,330,110

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

8/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$61,272,897	$660,910,468	$—	$722,183,365
Switzerland	588,341,655	—	—	588,341,655
France	576,605,266	—	—	576,605,266
Germany	372,503,734	—	—	372,503,734
Japan	274,574,141	—	—	274,574,141
United States	167,991,674	—	—	167,991,674
Canada	149,817,686	—	—	149,817,686
Denmark	137,129,937	—	—	137,129,937
Taiwan	107,533,720	—	—	107,533,720
Other Countries	716,705,164	50,302,977	—	767,008,141
Mutual Funds	31,282,973	—	—	31,282,973
Total Investments	$3,183,758,847	$711,213,445	$—	$3,894,972,292

5

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments

Of the level 2 investments presented above, equity investments amounting to $680,802,278 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $630,086,996 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. Other reasons for changes in classifications between levels 1 and 2 relate to referencing trading activity outside of a primary exchange in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,534,493,696
Gross unrealized appreciation	558,496,375
Gross unrealized depreciation	(198,017,779)
Net unrealized appreciation (depreciation)	$360,478,596

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	18,940,292	125,284,415	(112,941,734)	31,282,973

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,848	$31,282,973

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2015, are as follows:

United Kingdom	18.5%
Switzerland	15.1%
France	14.8%
Germany	9.5%
Japan	7.0%
United States	5.4%
Canada	3.8%
Denmark	3.5%
Taiwan	2.8%
Other Countries	19.6%

6

QUARTERLY REPORT

August 31, 2015

MFS® INTERNATIONAL

VALUE FUND

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 92.9%
Aerospace - 1.1%
Cobham PLC (h)	61,084,063	$262,117,498

Alcoholic Beverages - 3.6%
Heineken N.V.	5,536,337	$437,988,566
Pernod Ricard S.A.	4,185,715	439,263,675

		$877,252,241
Automotive - 0.7%
USS Co. Ltd.	10,055,100	$178,650,434

Broadcasting - 0.7%
Fuji Media Holdings, Inc.	7,389,100	$86,668,868
Nippon Television Holdings, Inc.	4,727,200	82,000,261

		$168,669,129
Brokerage & Asset Managers - 1.5%
Computershare Ltd.	16,690,471	$117,589,971
Daiwa Securities Group, Inc.	15,433,000	107,210,563
IG Group Holdings PLC	11,834,655	130,603,867

		$355,404,401
Business Services - 9.8%
Accenture PLC, “A”	2,281,439	$215,071,255
Amadeus IT Holding S.A.	8,551,744	358,039,613
Brenntag AG	3,332,106	185,385,802
Bunzl PLC	15,132,997	400,547,983
Compass Group PLC	34,082,395	537,637,310
Intertek Group PLC	1,407,902	54,658,495
Nomura Research, Inc. (h)	11,573,000	470,136,718
SGS S.A.	100,773	177,850,037

		$2,399,327,213
Chemicals - 1.7%
Givaudan S.A.	184,682	$318,104,309
Orica Ltd.	7,761,277	87,599,749

		$405,704,058
Computer Software - 2.5%
Cadence Design Systems, Inc. (a)	11,377,885	$227,785,258
Dassault Systems S.A.	2,336,885	162,296,428
OBIC Co. Ltd.	3,623,000	161,673,032
Synopsys, Inc. (a)	1,291,498	60,610,001

		$612,364,719
Construction - 0.4%
Geberit AG	310,232	$98,623,383

Consumer Products - 9.8%
Colgate-Palmolive Co.	11,870,879	$745,609,910
Kao Corp.	13,093,400	599,616,916
Kobayashi Pharmaceutical Co. Ltd. (h)	2,303,500	179,172,722
KOSE Corp.	886,500	87,820,060

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - continued
Reckitt Benckiser Group PLC	9,014,709	$790,708,590

		$2,402,928,198
Containers - 2.2%
Brambles Ltd.	78,108,377	$546,964,585

Electrical Equipment - 1.4%
IMI PLC	2,437,857	$38,575,072
Legrand S.A.	3,784,458	218,409,413
Spectris PLC	3,350,558	93,038,764

		$350,023,249
Electronics - 8.1%
Analog Devices, Inc.	8,351,050	$466,489,653
ASM International N.V.	1,784,240	67,303,481
Halma PLC	16,649,398	191,616,974
Hirose Electric Co. Ltd.	1,925,000	220,072,586
Infineon Technologies AG	14,582,189	159,608,719
NVIDIA Corp.	9,804,367	220,402,170
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,161,357	361,047,777
Texas Instruments, Inc.	4,037,215	193,140,366
Xilinx, Inc.	2,196,735	92,021,229

		$1,971,702,955
Energy - Independent - 0.7%
Cairn Energy PLC (a)	19,605,056	$45,489,928
INPEX Corp.	12,898,900	130,015,720

		$175,505,648
Food & Beverages - 8.4%
Danone S.A.	13,388,804	$832,193,438
ITO EN Ltd.	3,016,300	71,380,086
Nestle S.A.	13,362,523	985,618,259
Toyo Suisan Kaisha Ltd.	4,422,000	165,959,500

		$2,055,151,283
Insurance - 4.9%
Amlin PLC	10,343,833	$81,292,352
Euler Hermes Group	735,495	75,930,925
Fairfax Financial Holdings Ltd.	901,255	419,087,685
Hiscox Ltd.	8,208,402	113,111,391
Jardine Lloyd Thompson Group PLC	6,987,062	113,006,168
Sony Financial Holdings, Inc.	6,442,900	120,849,215
Zurich Insurance Group AG	1,008,654	277,245,505

		$1,200,523,241
Leisure & Toys - 0.8%
Sankyo Co. Ltd.	1,951,800	$75,103,287
Yamaha Corp.	4,755,100	108,959,193

		$184,062,480
Machinery & Tools - 1.0%
Glory Ltd.	2,942,800	$76,947,053
Neopost S.A. (h)	2,396,732	82,769,184
Schindler Holding AG	521,031	79,934,720

		$239,650,957

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 2.2%
Bank of Ireland (a)	265,991,103	$105,961,135
HSBC Holdings PLC	27,029,190	213,106,871
Sumitomo Mitsui Financial Group, Inc.	5,508,800	225,559,312

		$544,627,318
Medical Equipment - 1.2%
Nihon Kohden Corp. (h)	6,587,900	$131,556,942
Terumo Corp.	6,345,100	173,497,806

		$305,054,748
Network & Telecom - 1.8%
Ericsson, Inc., “B”	45,946,929	$448,017,835

Other Banks & Diversified Financials - 6.6%
Chiba Bank Ltd.	11,643,000	$84,992,411
DnB NOR A.S.A.	21,275,443	304,511,738
Hachijuni Bank Ltd.	11,422,000	78,951,095
ING Groep N.V.	23,509,993	359,979,010
Joyo Bank Ltd.	16,436,000	87,985,846
Julius Baer Group Ltd.	1,670,684	81,352,191
Jyske Bank A.S. (a)	1,449,913	81,047,855
North Pacific Bank Ltd.	17,119,600	68,910,503
Svenska Handelsbanken AB, “A”	13,637,671	203,775,736
Sydbank A.S.	1,922,552	73,186,671
UBS AG	4,925,104	102,053,311
UniCredit S.p.A.	11,984,814	78,406,306

		$1,605,152,673
Pharmaceuticals - 7.0%
Bayer AG	3,080,583	$418,109,394
GlaxoSmithKline PLC	17,379,566	356,038,656
Novartis AG	3,524,796	345,314,417
Roche Holding AG	1,272,332	347,484,248
Santen Pharmaceutical Co. Ltd.	14,885,500	232,672,269

		$1,699,618,984
Real Estate - 3.6%
Deutsche Annington Immobilien SE	11,213,489	$367,241,368
Deutsche Wohnen AG	11,420,259	300,389,466
LEG Immobilien AG	1,740,019	130,587,435
TAG Immobilien AG	6,656,175	76,111,460

		$874,329,729
Specialty Chemicals - 1.2%
Symrise AG	4,686,182	$282,860,193

Specialty Stores - 0.3%
Esprit Holdings Ltd. (h)	99,156,121	$83,162,662

Telecommunications - Wireless - 3.9%
KDDI Corp.	28,465,200	$708,607,033
Vodafone Group PLC	67,747,069	233,777,070

		$942,384,103
Telephone Services - 0.6%
TDC A.S.	22,571,927	$142,836,027

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 3.7%
British American Tobacco PLC	7,478,223	$398,123,027
Japan Tobacco, Inc.	14,049,300	501,723,465

		$899,846,492
Trucking - 1.5%
Yamato Holdings Co. Ltd.	19,149,400	$373,795,150
Total Common Stocks		$22,686,311,586

Preferred Stocks - 2.1%
Consumer Products - 2.1%
Henkel AG & Co. KGaA	5,008,717	$524,395,886
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.0%
JPY Currency - September 2015 @ EUR 0.01	JPY 49,087,991,295	$0
Issuer	Shares/Par
Money Market Funds - 4.6%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	1,113,230,187	$1,113,230,187
Total Investments		$24,323,937,659

Other Assets, Less Liabilities - 0.4%		100,698,637
Net Assets - 100.0%		$24,424,636,296

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

8/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

5

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$5,590,488,048	$—	$—	$5,590,488,048
United Kingdom	113,006,168	3,940,443,847	—	4,053,450,015
Switzerland	2,813,580,380	—	—	2,813,580,380
Germany	2,444,689,723	—	—	2,444,689,723
United States	2,221,129,842	—	—	2,221,129,842
France	1,810,863,063	—	—	1,810,863,063
Netherlands	865,271,056	—	—	865,271,056
Australia	752,154,304	—	—	752,154,304
Sweden	651,793,572	—	—	651,793,572
Other Countries	2,007,287,469	—	—	2,007,287,469
Mutual Funds	1,113,230,187	—	—	1,113,230,187
Total Investments	$20,383,493,812	$3,940,443,847	$—	$24,323,937,659

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $3,901,868,776 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $6,472,511,131 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. Other reasons for changes in classifications between levels 1 and 2 relate to referencing trading activity outside of a primary exchange in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$21,896,862,492
Gross unrealized appreciation	3,457,707,287
Gross unrealized depreciation	(1,030,632,120)
Net unrealized appreciation (depreciation)	$2,427,075,167

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,343,626,371	567,090,920	(797,487,104)	1,113,230,187

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$313,804	$1,113,230,187

6

Supplemental Information (unaudited) – continued

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Share/Par Amount	Ending Shares/Par Amount
Cobham PLC	61,084,063	—	—	61,084,063
Esprit Holdings Ltd.	99,156,121	—	—	99,156,121
Kobayashi Pharmaceutical Co. Ltd.	2,303,500	—	—	2,303,500
Neopost S.A.	2,396,732	—	—	2,396,732
Nihon Kohden Corp.	5,221,000	1,366,900	—	6,587,900
Nomura Research, Inc.	11,325,000	248,000	—	11,573,000

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Cobham PLC	$—	$—	$—	$262,117,498
Esprit Holdings Ltd.	—	—	—	83,162,662
Kobayashi Pharmaceutical Co. Ltd.	—	—	819,727	179,172,722
Neopost S.A.	—	—	3,974,412	82,769,184
Nihon Kohden Corp.	—	—	639,257	131,556,942
Nomura Research, Inc.	—	—	3,169,499	470,136,718

	$—	$—	$8,602,895	$1,208,915,726

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2015, are as follows:

Japan	22.9%
United Kingdom	16.6%
United States	14.1%
Switzerland	11.5%
Germany	10.0%
France	7.4%
Netherlands	3.5%
Australia	3.1%
Sweden	2.7%
Other Countries	8.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

7

QUARTERLY REPORT

August 31, 2015

MFS® MANAGED WEALTH FUND

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 86.4%
MFS Growth Fund - Class R5	233,444	$17,022,731
MFS Institutional International Equity Fund	797,029	16,801,375
MFS Value Fund - Class R5	506,349	16,912,058
Total Underlying Affiliated Funds		$50,736,164
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.5%
Russell 2000 Index - September 2015 @ $850	$6	$192
Russell 2000 Index - September 2015 @ $900	8	312
Russell 2000 Index - September 2015 @ $1,080	8	5,360
Russell 2000 Index - December 2015 @ $1,000	4	8,280
Russell 2000 Index - December 2015 @ $1,100	7	28,280
Russell 2000 Index - January 2016 @ $1,050	18	61,380
Russell 2000 Index - March 2016 @ $1,000	5	16,710
Russell 2000 Index - March 2016 @ $1,050	7	31,430
S&P 500 Index - September 2015 @ $1,575	4	700
S&P 500 Index - September 2015 @ $1,800	10	8,110
S&P 500 Index - January 2016 @ $1,675	4	13,080
S&P 500 Index - January 2016 @ $1,800	14	72,800
S&P 500 Index - March 2016 @ $1,750	14	80,220
Total Put Options Purchased		$326,854
Issuer	Shares/Par
Money Market Funds - 11.3%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	6,630,675	$6,630,675
Total Investments		$57,693,693

Other Assets, Less Liabilities - 1.8%		1,046,738
Net Assets - 100.0%		$58,740,431

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Derivative Contracts at 8/31/15

Futures Contracts at 8/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Mini MSCI EAFE Index (Short)	USD	103	$8,923,405	September - 2015	$712,113
Russell 1000 Mini Growth Index (Short)	USD	97	9,313,940	September - 2015	346,333
Russell 1000 Mini Value Index (Short)	USD	97	9,204,330	September - 2015	644,889

					$1,703,335

At August 31, 2015, the fund had cash collateral of $898,050 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$192,684	$134,170	$—	$326,854
Mutual Funds	57,366,839	—	—	57,366,839
Total Investments	$57,559,523	$134,170	$—	$57,693,693

Other Financial Instruments
Futures Contracts	$1,703,335	$—	$—	$1,703,335

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$59,799,201
Gross unrealized appreciation	151,968
Gross unrealized depreciation	(2,257,476)
Net unrealized appreciation (depreciation)	$(2,105,508)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Growth Fund	147,222	86,891	(669)	233,444
MFS Institutional International Equity Fund	477,871	320,186	(1,028)	797,029
MFS Institutional Money Market Portfolio	3,259,770	17,765,034	(14,394,129)	6,630,675
MFS Value Fund	308,967	197,786	(404)	506,349

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Growth Fund	$201	$36,972	$—	$17,022,731
MFS Institutional International Equity Fund	(330)	—	—	16,801,375
MFS Institutional Money Market Portfolio	—	—	1,264	6,630,675
MFS Value Fund	(152)	—	83,789	16,912,058

	$(281)	$36,972	$85,053	$57,366,839

3

QUARTERLY REPORT

August 31, 2015

MFS® MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.8%
MFS Absolute Return Fund - Class R5	6,855,613	$63,757,199
MFS Commodity Strategy Fund - Class R5 (v)	29,264,434	179,390,983
MFS Emerging Markets Debt Fund - Class R5	13,507,336	191,128,800
MFS Emerging Markets Debt Local Currency Fund - Class R5	17,773,291	118,903,319
MFS Global Bond Fund - Class R5	37,859,131	319,909,660
MFS Global Real Estate Fund - Class R5	8,209,644	121,995,303
MFS Government Securities Fund - Class R5	64,158,135	645,430,839
MFS Growth Fund - Class R5	6,899,626	503,120,733
MFS High Income Fund - Class R5	94,546,557	317,676,432
MFS Inflation-Adjusted Bond Fund - Class R5	43,523,725	447,859,135
MFS International Growth Fund - Class R5	7,053,178	181,830,924
MFS International New Discovery Fund - Class R5	2,206,110	61,925,504
MFS International Value Fund - Class R5	5,470,731	187,263,127
MFS Mid Cap Growth Fund - Class R5	29,539,700	443,981,697
MFS Mid Cap Value Fund - Class R5	21,618,245	437,120,904
MFS New Discovery Fund - Class R5	3,631,572	93,803,512
MFS New Discovery Value Fund - Class R5	7,384,695	93,490,233
MFS Research Fund - Class R5	13,172,230	496,461,343
MFS Research International Fund - Class R5	22,453,967	365,999,664
MFS Total Return Bond Fund - Class R5	48,026,686	513,885,536
MFS Value Fund - Class R5	14,733,108	492,085,793
Total Underlying Affiliated Funds		$6,277,020,640

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	48	$48
Total Investments		$6,277,020,688

Other Assets, Less Liabilities - (0.8)%		(49,307,342)
Net Assets - 100.0%		$6,227,713,346

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,277,020,688	$—	$—	$6,277,020,688

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,399,782,803
Gross unrealized appreciation	1,062,409,771
Gross unrealized depreciation	(185,171,886)
Net unrealized appreciation (depreciation)	$877,237,885

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	6,815,203	59,089	(18,679)	6,855,613
MFS Commodity Strategy Fund	28,306,742	972,420	(14,728)	29,264,434
MFS Emerging Markets Debt Fund	13,322,531	219,983	(35,178)	13,507,336
MFS Emerging Markets Debt Local Currency Fund	16,992,662	780,629	—	17,773,291
MFS Global Bond Fund	37,435,334	621,860	(198,063)	37,859,131
MFS Global Real Estate Fund	7,979,294	231,687	(1,337)	8,209,644
MFS Government Securities Fund	63,967,649	648,844	(458,358)	64,158,135
MFS Growth Fund	7,051,352	15,749	(167,475)	6,899,626
MFS High Income Fund	93,092,313	1,738,299	(284,055)	94,546,557
MFS Inflation-Adjusted Fund	43,355,141	357,896	(189,312)	43,523,725
MFS Institutional Money Market Portfolio	30	25,367,906	(25,367,888)	48
MFS International Growth Fund	7,089,087	23,543	(59,452)	7,053,178
MFS International New Discovery Fund	2,227,001	2,020	(22,911)	2,206,110
MFS International Value Fund	5,523,503	5,505	(58,277)	5,470,731
MFS Mid Cap Growth Fund	30,401,665	—	(861,965)	29,539,700
MFS Mid Cap Value Fund	21,731,771	17,395	(130,921)	21,618,245
MFS New Discovery Fund	3,762,932	887	(132,247)	3,631,572
MFS New Discovery Value Fund	7,454,282	14,782	(84,369)	7,384,695
MFS Research Fund	13,314,509	3,470	(145,749)	13,172,230
MFS Research International Fund	22,624,104	64,821	(234,958)	22,453,967
MFS Total Return Bond Fund	47,614,595	654,782	(242,691)	48,026,686
MFS Value Fund	14,755,529	80,875	(103,296)	14,733,108

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,100)	$—	$154,640	$63,757,199
MFS Commodity Strategy Fund	4,805	—	—	179,390,983
MFS Emerging Markets Debt Fund	106,819	—	2,385,144	191,128,800
MFS Emerging Markets Debt Local Currency Fund	—	—	1,820,897	118,903,319
MFS Global Bond Fund	1,015,164	—	1,458,765	319,909,660
MFS Global Real Estate Fund	7,754	1,273,131	622,183	121,995,303
MFS Government Securities Fund	334,261	—	3,926,058	645,430,839
MFS Growth Fund	7,705,884	1,159,677	—	503,120,733
MFS High Income Fund	312,490	—	4,672,299	317,676,432
MFS Inflation-Adjusted Fund	185,082	—	436,029	447,859,135
MFS Institutional Money Market Portfolio	—	—	97	48
MFS International Growth Fund	920,213	—	—	181,830,924
MFS International New Discovery Fund	440,888	—	—	61,925,504
MFS International Value Fund	1,277,782	—	—	187,263,127
MFS Mid Cap Growth Fund	9,505,562	—	—	443,981,697
MFS Mid Cap Value Fund	1,981,230	—	—	437,120,904
MFS New Discovery Fund	2,301,507	—	—	93,803,512
MFS New Discovery Value Fund	412,464	—	—	93,490,233
MFS Research Fund	3,810,205	—	—	496,461,343
MFS Research International Fund	2,111,890	—	—	365,999,664
MFS Total Return Bond Fund	77,887	—	4,031,194	513,885,536
MFS Value Fund	2,144,995	—	2,625,711	492,085,793

	$34,655,782	$2,432,808	$22,133,017	$6,277,020,688

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2015

*	Print name and title of each signing officer under his or her signature.